Consolidated Schedule of Investments (unaudited)
September 30, 2024
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Anduril Industries, Inc.(a)(b)	920,107	$ 19,999,998
Automobiles — 1.6%
Tesla, Inc.(b)	80,979	21,186,536
Broadline Retail(b) — 4.3%
Amazon.com, Inc.	175,474	32,696,071
MercadoLibre, Inc.	11,344	23,277,434
		55,973,505
Capital Markets — 0.5%
S&P Global, Inc.	12,819	6,622,552
Communications Equipment — 1.5%
Arista Networks, Inc.(b)	27,012	10,367,746
Astranis, Series D(a)(b)	321,116	3,002,435
Motorola Solutions, Inc.	15,039	6,761,986
		20,132,167
Diversified Consumer Services(a)(b)(c) — 0.8%
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)	715,323	10,279,192
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $1,524,948)	997	—
		10,279,192
Electrical Equipment — 0.6%
Vertiv Holdings Co., Class A	77,294	7,689,980
Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp.(b)	81,620	7,256,834
Entertainment — 2.9%
Electronic Arts, Inc.	39,032	5,598,750
Nintendo Co. Ltd.	143,600	7,675,616
Spotify Technology SA(b)	48,098	17,725,556
Take-Two Interactive Software, Inc.(b)	49,044	7,538,553
		38,538,475
Financial Services — 1.3%
Mastercard, Inc., Class A	33,698	16,640,072
Ground Transportation — 0.7%
Uber Technologies, Inc.(b)	115,732	8,698,417
Industrial Conglomerates — 0.9%
Hitachi Ltd.	433,100	11,484,654
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A	87,399	14,495,124
Meta Platforms, Inc., Class A	73,645	42,157,344
Webtoon Entertainment, Inc.(b)	445,414	5,095,536
		61,748,004
IT Services(b) — 2.4%
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $7,999,945)(a)(c)	94,117	3,535,976
Farmer’s Business Network, Inc.(a)	203,366	538,920
Klarna Holdings AB, (Acquired 08/07/19, Cost: $7,971,978)(a)(c)	26,430	13,161,741
Security	Shares	Value
IT Services (continued)
MongoDB, Inc., Class A	34,040	$ 9,202,714
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226)(a)(c)	59,524	1,411,314
Teya Services Ltd., (Acquired 12/17/21, Cost: $24,999,987)(a)(c)	12,871	3,639,919
		31,490,584
Professional Services — 1.5%
Equifax, Inc.	20,176	5,928,919
RELX PLC	303,547	14,332,371
		20,261,290
Semiconductors & Semiconductor Equipment — 30.5%
Advanced Micro Devices, Inc.(b)	78,134	12,820,227
ARM Holdings PLC, ADR(b)(d)	87,784	12,553,990
ASM International NV	21,537	14,209,232
ASML Holding NV	31,211	25,977,166
Broadcom, Inc.	368,713	63,602,992
Credo Technology Group Holding Ltd.(b)	405,682	12,495,006
Lam Research Corp.	15,753	12,855,708
Marvell Technology, Inc.	127,705	9,210,085
Micron Technology, Inc.	223,346	23,163,214
Monolithic Power Systems, Inc.	19,470	18,000,015
NVIDIA Corp.(e)(f)	1,464,842	177,890,410
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	95,749	16,628,729
		399,406,774
Software — 22.4%
Autodesk, Inc.(b)	34,155	9,409,019
Cadence Design Systems, Inc.(b)	130,008	35,236,068
Constellation Software, Inc./Canada	4,113	13,381,049
Crowdstrike Holdings, Inc., Class A(b)	29,484	8,269,378
CyberArk Software Ltd.(b)	21,491	6,266,991
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(a)(b)(c)	59,997	4,878,356
Datadog, Inc., Class A(b)	43,939	5,055,621
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275)(a)(b)(c)	38,789	55,468
Guidewire Software, Inc.(b)	37,999	6,951,537
Intuit, Inc.	21,492	13,346,532
Microsoft Corp.(f)	291,928	125,616,618
Oracle Corp.	163,641	27,884,426
Palo Alto Networks, Inc.(b)	22,695	7,757,151
ServiceNow, Inc.(b)	20,866	18,662,342
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(a)(b)(c)	66,422	427,093
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $5,192,307)(a)(b)(c)	361,972	3,004,368
Xero Ltd.(b)	76,718	7,930,025
		294,132,042
Specialty Retail — 0.0%
AceVector Limited, Series I, (Acquired 08/31/18, Cost: $1,998,435)(a)(b)(c)	168,640	74,076
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.(f)	472,328	$ 110,052,424
Total Common Stocks — 87.1% (Cost: $500,786,584)		1,141,667,576

	Par (000)
Convertible Notes
Financial Services — 0.0%
Wyre, Inc., (Acquired: 12/14/21, Cost: $8,000,000), 6.00%, 12/08/24(a)(c)	$80	1
Total Convertible Notes — 0.0% (Cost: $8,000,000)		1

	Shares
Preferred Securities
Preferred Stocks — 13.7%(a)(b)
Chemicals — 0.4%
Solugen, Inc., Series C, (Acquired 09/02/21, Cost: $9,999,977)(c)	269,284	4,925,204
Consumer Staples Distribution & Retail — 1.0%
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994)(c)	709,724	13,406,686
Diversified Consumer Services(c) — 0.5%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)	238,441	3,426,397
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	—
TRAX Ltd.
(Acquired 09/12/19, Cost: $4,000,013)	106,667	2,442,674
(Acquired 02/18/21, Cost: $1,999,989)	38,361	878,467
		6,747,538
Diversified Telecommunication Services — 0.2%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088)(c)	12,713	3,114,431
Financial Services(c)(g) — 1.1%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	3,353,192
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	3,353,192
Class L, (Acquired 09/15/21, Cost: $9,999,695)	11,420	7,600,924
		14,307,308
Interactive Media & Services — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $2,857,834)(c)	24,110	4,099,664
IT Services(c) — 2.2%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,999,391)	493,493	2,205,914
Security	Shares	Value
IT Services (continued)
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $24,999,980)	1,088,598	$ 16,067,706
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	2,822,604
Voltron Data, Inc.
Series A, (Acquired 01/18/22, Cost: $10,000,000)	6,201,935	4,899,529
Series SEED, (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	2,545,455
		28,541,208
Professional Services — 0.4%
Ant Group Co., Ltd., Series C	1,703,548	4,667,722
Semiconductors & Semiconductor Equipment — 3.4%
PsiQuantum Corp.(c)
Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	17,070,674
Series D, (Acquired 05/21/21, Cost: $5,000,025)	190,650	5,595,578
Rivos, Inc.
Series A1, (Acquired 12/03/21, Cost: $7,203,709)(c)	2,700,558	6,130,267
Series A2	2,464,862	5,052,967
Series A3	1,027,026	2,105,403
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,125)(c)	187,300	8,171,899
		44,126,788
Software — 4.2%
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $29,999,955)(c)	598,682	7,244,052
Canva Common Stock	9,375	9,806,719
Databricks, Inc.(c)
Series F, (Acquired 10/22/19, Cost: $3,999,999)	279,405	22,718,421
Series G, (Acquired 02/01/21, Cost: $4,500,001)	76,113	6,188,748
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)(c)	228,276	949,628
Prosimo, Inc., Series B, (Acquired 11/04/21, Cost: $4,999,998)(c)	2,515,811	1,987,491
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)(c)	332,896	2,140,521
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $4,807,688)(c)	337,018	2,797,249
Unqork, Inc.(c)
Series B, (Acquired 09/19/19, Cost: $3,198,416)	281,080	1,604,967
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	345,576
		55,783,372
		179,719,921
Total Preferred Securities — 13.7% (Cost: $215,304,302)		179,719,921

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Software — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(b)	3,923	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 100.8% (Cost: $724,090,886)		1,321,387,498
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(h)(i)(j)	5,229,808	5,234,515
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(h)(i)	1,256,970	1,256,970
Total Short-Term Securities — 0.5% (Cost: $6,488,883)		6,491,485
Total Investments Before Options Written — 101.3% (Cost: $730,579,769)		1,327,878,983
Options Written — (1.2)% (Premiums Received: $(11,924,021))		(15,263,635)
Total Investments, Net of Options Written — 100.1% (Cost: $718,655,748)		1,312,615,348
Liabilities in Excess of Other Assets — (0.1)%		(1,573,541)
Net Assets — 100.0%		$ 1,311,041,807

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $198,554,614, representing 15.1% of its net assets as of period end, and an original cost of $274,342,685.

(d)	All or a portion of this security is on loan.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 5,233,330 (a)	$ —	$ (1,416)	$ 2,601	$ 5,234,515	5,229,808	$ 26,051 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	365,499	891,471 (a)	—	—	—	1,256,970	1,256,970	255,683	—
SL Liquidity Series, LLC, Money Market Series(c)	5,860,878	—	(5,861,604)(a)	231	495	—	—	10,431 (b)	—
				$ (1,185)	$ 3,096	$ 6,491,485		$ 292,165	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class A	129	10/04/24	USD	170.00	USD	2,139	$ (5,870)
Amazon.com, Inc.	55	10/04/24	USD	185.00	USD	1,025	(17,463)
Autodesk, Inc.	88	10/04/24	USD	260.00	USD	2,424	(128,920)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Broadcom, Inc.	227	10/04/24	USD	175.00	USD	3,916	$ (45,854)
Crowdstrike Holdings, Inc., Class A	53	10/04/24	USD	295.00	USD	1,486	(4,267)
Electronic Arts, Inc.	80	10/04/24	USD	152.50	USD	1,148	(2,000)
Marvell Technology, Inc.	95	10/04/24	USD	76.00	USD	685	(2,613)
Mastercard, Inc., Class A	12	10/04/24	USD	475.00	USD	593	(23,010)
MercadoLibre, Inc.	8	10/04/24	USD	2,100.00	USD	1,642	(6,480)
Meta Platforms, Inc., Class A	87	10/04/24	USD	530.00	USD	4,980	(374,970)
Micron Technology, Inc.	61	10/04/24	USD	113.00	USD	633	(1,220)
MongoDB, Inc., Class A	43	10/04/24	USD	295.00	USD	1,163	(1,097)
ServiceNow, Inc.	34	10/04/24	USD	845.00	USD	3,041	(173,230)
Tesla, Inc.	93	10/04/24	USD	230.00	USD	2,433	(299,460)
Uber Technologies, Inc.	136	10/04/24	USD	75.00	USD	1,022	(17,544)
Advanced Micro Devices, Inc.	77	10/11/24	USD	160.00	USD	1,263	(58,905)
Alphabet, Inc., Class A	134	10/11/24	USD	165.00	USD	2,222	(47,570)
Amazon.com, Inc.	123	10/11/24	USD	185.00	USD	2,292	(55,350)
Arista Networks, Inc.	46	10/11/24	USD	355.00	USD	1,766	(140,070)
Datadog, Inc., Class A	10	10/11/24	USD	115.00	USD	115	(2,970)
Marvell Technology, Inc.	103	10/11/24	USD	80.00	USD	743	(1,957)
Meta Platforms, Inc., Class A	77	10/11/24	USD	525.00	USD	4,408	(379,610)
Micron Technology, Inc.	64	10/11/24	USD	99.00	USD	664	(38,560)
NVIDIA Corp.	608	10/11/24	USD	130.00	USD	7,384	(57,456)
NVIDIA Corp.	391	10/11/24	USD	120.00	USD	4,748	(178,882)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	150	10/11/24	USD	180.00	USD	2,605	(36,375)
Vertiv Holdings Co., Class A	336	10/11/24	USD	90.00	USD	3,343	(349,440)
Advanced Micro Devices, Inc.	97	10/18/24	USD	165.00	USD	1,592	(59,655)
Alphabet, Inc., Class A	1	10/18/24	USD	175.00	USD	17	(78)
Amazon.com, Inc.	186	10/18/24	USD	185.00	USD	3,466	(100,440)
Broadcom, Inc.	221	10/18/24	USD	150.00	USD	3,812	(514,377)
Cadence Design Systems, Inc.	260	10/18/24	USD	283.00	USD	7,047	(100,340)
Coherent Corp.	73	10/18/24	USD	85.00	USD	649	(44,165)
Credo Technology Group Holding Ltd.	1,222	10/18/24	USD	28.67	USD	3,764	(350,770)
CyberArk Software Ltd.	96	10/18/24	USD	300.00	USD	2,799	(43,200)
Equifax, Inc.	90	10/18/24	USD	310.00	USD	2,645	(21,825)
Guidewire Software, Inc.	85	10/18/24	USD	160.00	USD	1,555	(201,025)
Intuit, Inc.	31	10/18/24	USD	650.00	USD	1,925	(11,548)
Lam Research Corp.	39	10/18/24	USD	910.00	USD	3,183	(29,543)
Mastercard, Inc., Class A	29	10/18/24	USD	480.00	USD	1,432	(49,663)
MercadoLibre, Inc.	23	10/18/24	USD	2,060.00	USD	4,720	(109,135)
Micron Technology, Inc.	64	10/18/24	USD	100.00	USD	664	(40,000)
Monolithic Power Systems, Inc.	17	10/18/24	USD	900.00	USD	1,572	(86,445)
Motorola Solutions, Inc.	68	10/18/24	USD	420.00	USD	3,057	(212,500)
NVIDIA Corp.	606	10/18/24	USD	140.00	USD	7,359	(26,664)
NVIDIA Corp.	416	10/18/24	USD	120.00	USD	5,052	(237,120)
S&P Global, Inc.	37	10/18/24	USD	510.00	USD	1,911	(44,400)
ServiceNow, Inc.	30	10/18/24	USD	830.00	USD	2,683	(213,300)
Spotify Technology SA	114	10/18/24	USD	350.00	USD	4,201	(265,905)
Take-Two Interactive Software, Inc.	104	10/18/24	USD	160.00	USD	1,599	(13,468)
Tesla, Inc.	60	10/18/24	USD	255.00	USD	1,570	(127,950)
Tesla, Inc.	94	10/18/24	USD	230.00	USD	2,459	(354,145)
Uber Technologies, Inc.	136	10/18/24	USD	77.50	USD	1,022	(22,576)
Vertiv Holdings Co., Class A	11	10/18/24	USD	95.00	USD	109	(7,865)
Alphabet, Inc., Class A	123	10/25/24	USD	160.00	USD	2,040	(114,390)
Amazon.com, Inc.	71	10/25/24	USD	200.00	USD	1,323	(9,514)
ARM Holdings PLC, ADR	305	10/25/24	USD	155.00	USD	4,362	(137,250)
Broadcom, Inc.	226	10/25/24	USD	150.00	USD	3,899	(537,880)
Coherent Corp.	294	10/25/24	USD	84.00	USD	2,614	(210,210)
Crowdstrike Holdings, Inc., Class A	79	10/25/24	USD	290.00	USD	2,216	(62,410)
Electronic Arts, Inc.	15	10/25/24	USD	152.50	USD	215	(750)
Lam Research Corp.	23	10/25/24	USD	835.00	USD	1,877	(79,810)
Marvell Technology, Inc.	182	10/25/24	USD	78.00	USD	1,313	(18,655)
Mastercard, Inc., Class A	30	10/25/24	USD	505.00	USD	1,481	(13,500)
Micron Technology, Inc.	157	10/25/24	USD	95.00	USD	1,628	(162,887)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
MongoDB, Inc., Class A	55	10/25/24	USD	290.00	USD	1,487	$ (33,550)
NVIDIA Corp.	416	10/25/24	USD	120.00	USD	5,052	(274,560)
NVIDIA Corp.	201	10/25/24	USD	116.00	USD	2,441	(181,905)
Oracle Corp.	252	10/25/24	USD	162.50	USD	4,294	(236,250)
Palo Alto Networks, Inc.	40	10/25/24	USD	355.00	USD	1,367	(22,100)
S&P Global, Inc.	20	10/25/24	USD	530.00	USD	1,033	(14,600)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49	10/25/24	USD	175.00	USD	851	(38,465)
Take-Two Interactive Software, Inc.	97	10/25/24	USD	155.00	USD	1,491	(34,920)
Tesla, Inc.	58	10/25/24	USD	255.00	USD	1,517	(141,955)
Uber Technologies, Inc.	271	10/25/24	USD	71.00	USD	2,037	(151,082)
Advanced Micro Devices, Inc.	177	11/01/24	USD	175.00	USD	2,904	(97,792)
Alphabet, Inc., Class A	6	11/01/24	USD	170.00	USD	100	(2,835)
Amazon.com, Inc.	249	11/01/24	USD	190.00	USD	4,640	(167,452)
ARM Holdings PLC, ADR	265	11/01/24	USD	165.00	USD	3,790	(100,700)
Autodesk, Inc.	65	11/01/24	USD	275.00	USD	1,791	(48,100)
Broadcom, Inc.	247	11/01/24	USD	185.00	USD	4,261	(83,980)
Datadog, Inc., Class A	187	11/01/24	USD	118.00	USD	2,152	(73,397)
Electronic Arts, Inc.	80	11/01/24	USD	145.00	USD	1,148	(31,200)
Intuit, Inc.	33	11/01/24	USD	660.00	USD	2,049	(13,283)
Meta Platforms, Inc., Class A	123	11/01/24	USD	535.00	USD	7,041	(656,820)
Micron Technology, Inc.	46	11/01/24	USD	96.00	USD	477	(46,920)
MongoDB, Inc., Class A	57	11/01/24	USD	285.00	USD	1,541	(45,030)
NVIDIA Corp.	670	11/01/24	USD	130.00	USD	8,136	(229,475)
Oracle Corp.	242	11/01/24	USD	175.00	USD	4,124	(62,315)
Palo Alto Networks, Inc.	62	11/01/24	USD	360.00	USD	2,119	(35,340)
ServiceNow, Inc.	29	11/01/24	USD	950.00	USD	2,594	(58,725)
Spotify Technology SA	102	11/01/24	USD	380.00	USD	3,759	(103,020)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40	11/01/24	USD	200.00	USD	695	(6,280)
Take-Two Interactive Software, Inc.	117	11/01/24	USD	160.00	USD	1,798	(31,298)
Mastercard, Inc., Class A	80	11/08/24	USD	495.00	USD	3,950	(115,400)
Meta Platforms, Inc., Class A	44	11/08/24	USD	630.00	USD	2,519	(53,350)
NVIDIA Corp.	425	11/08/24	USD	130.00	USD	5,161	(187,000)
Oracle Corp.	242	11/08/24	USD	175.00	USD	4,124	(84,700)
Amazon.com, Inc.	105	11/15/24	USD	190.00	USD	1,956	(85,837)
Arista Networks, Inc.	75	11/15/24	USD	390.00	USD	2,879	(172,875)
Cadence Design Systems, Inc.	325	11/15/24	USD	295.00	USD	8,808	(198,250)
Credo Technology Group Holding Ltd.	1,415	11/15/24	USD	30.00	USD	4,358	(382,050)
Guidewire Software, Inc.	85	11/15/24	USD	173.00	USD	1,555	(113,975)
Intuit, Inc.	32	11/15/24	USD	670.00	USD	1,987	(22,400)
Lam Research Corp.	8	11/15/24	USD	820.00	USD	653	(44,800)
Marvell Technology, Inc.	194	11/15/24	USD	75.00	USD	1,399	(67,900)
MercadoLibre, Inc.	20	11/15/24	USD	2,110.00	USD	4,104	(182,900)
Monolithic Power Systems, Inc.	70	11/15/24	USD	915.00	USD	6,472	(505,638)
NVIDIA Corp.	417	11/15/24	USD	125.00	USD	5,064	(298,155)
NVIDIA Corp.	725	11/15/24	USD	129.00	USD	8,804	(402,375)
Tesla, Inc.	59	11/15/24	USD	255.00	USD	1,544	(169,182)
Uber Technologies, Inc.	209	11/15/24	USD	77.50	USD	1,571	(79,420)
Micron Technology, Inc.	166	12/20/24	USD	125.00	USD	1,722	(52,290)
							$ (13,328,347)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Xero Ltd.	UBS AG	20,000	10/02/24	AUD	132.97	AUD	2,990	$ (228,174)
Hitachi Ltd.	JPMorgan Chase Bank N.A.	98,700	10/03/24	JPY	3,708.36	JPY	376,166	(71,303)
Nintendo Co. Ltd.	Bank of America N.A.	27,600	10/03/24	JPY	8,764.08	JPY	212,031	(2)
ASM International NV	Morgan Stanley & Co. International PLC	5,600	10/08/24	EUR	596.35	EUR	3,319	(69,492)
Nintendo Co. Ltd.	Citibank N.A.	12,100	10/22/24	JPY	8,122.80	JPY	92,956	(5,882)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
RELX PLC	BNP Paribas SA	136,500	10/29/24	GBP	36.92	GBP	4,821	$ (26,881)
ASML Holding NV	Morgan Stanley & Co. International PLC	5,850	10/30/24	EUR	776.34	EUR	4,372	(169,539)
NVIDIA Corp.	JPMorgan Chase Bank N.A.	26,100	10/30/24	USD	115.59	USD	3,170	(259,284)
NVIDIA Corp.	Morgan Stanley & Co. International PLC	30,100	11/05/24	USD	124.07	USD	3,655	(197,869)
NVIDIA Corp.	JPMorgan Chase Bank N.A.	30,100	11/07/24	USD	115.48	USD	3,655	(341,031)
Nintendo Co. Ltd.	Citibank N.A.	53,700	11/08/24	JPY	7,990.06	JPY	412,539	(52,380)
ASML Holding NV	Citibank N.A.	8,250	11/12/24	EUR	774.68	EUR	6,165	(308,814)
Xero Ltd.	Bank of America N.A.	14,600	11/12/24	AUD	155.51	AUD	2,183	(37,916)
ASM International NV	Morgan Stanley & Co. International PLC	5,000	11/14/24	EUR	608.82	EUR	2,963	(166,721)
								$ (1,935,288)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ —	$ —	$ 19,999,998	$ 19,999,998
Automobiles	21,186,536	—	—	21,186,536
Broadline Retail	55,973,505	—	—	55,973,505
Capital Markets	6,622,552	—	—	6,622,552
Communications Equipment	17,129,732	—	3,002,435	20,132,167
Diversified Consumer Services	—	—	10,279,192	10,279,192
Electrical Equipment	7,689,980	—	—	7,689,980
Electronic Equipment, Instruments & Components	7,256,834	—	—	7,256,834
Entertainment	30,862,859	7,675,616	—	38,538,475
Financial Services	16,640,072	—	—	16,640,072
Ground Transportation	8,698,417	—	—	8,698,417
Industrial Conglomerates	—	11,484,654	—	11,484,654
Interactive Media & Services	61,748,004	—	—	61,748,004
IT Services	9,202,714	—	22,287,870	31,490,584
Professional Services	5,928,919	14,332,371	—	20,261,290
Semiconductors & Semiconductor Equipment	359,220,376	40,186,398	—	399,406,774
Software	277,836,732	7,930,025	8,365,285	294,132,042
Specialty Retail	—	—	74,076	74,076

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$ 110,052,424	$ —	$ —	$ 110,052,424
Convertible Notes	—	—	1	1
Preferred Securities
Preferred Stocks	—	—	179,719,921	179,719,921
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	6,491,485	—	—	6,491,485
	$1,002,541,141	$81,609,064	$243,728,778	$1,327,878,983
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (12,257,624)	$ (3,006,011)	$ —	$ (15,263,635)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Convertible Notes	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ 46,135,347	$ 1	$ 212,114,583	$ — (a)	$ 258,249,931
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Other(b)	(4,480,331)	—	4,480,331	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	1,155,081	—	1,155,081
Net change in unrealized appreciation (depreciation)(c)	(646,154)	—	(34,599,093)	—	(35,245,247)
Purchases	22,999,994	—	10,215,949	—	33,215,943
Sales	—	—	(13,646,930)	—	(13,646,930)
Closing balance, as of September 30, 2024	$ 64,008,856	$ 1	$ 179,719,921	$ — (a)	$ 243,728,778
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(c)	$ (646,154)	$ —	$ (31,860,003)	$ —	$ (32,506,157)

(a)	Rounds to less than $1.
(b)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $1. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$64,008,856	Market	Revenue Multiple	2.10x - 20.00x	10.36x
			Volatility	70% - 80%	80
			Time to Exit	3.0 - 3.0 years	3.0 years

Preferred Stocks	179,719,921	Market	Revenue Multiple	1.25x - 21.00x	11.99x
			Volatility	50% - 90%	67%
			Time to Exit	0.5 - 5.0 years	3.3 years
			Market Adjustment Multiple	1.05x -1.30x	1.22x
			Terminal Growth Rate	5%	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Science and Technology Trust (BST)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Gross Profit Multiple	8.00x	—
	Income	Discount	12%	—
$243,728,777

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
S&P	Standard & Poor’s